COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES [Text Block]

11. COMMITMENTS AND CONTINGENCIES

Midland Economic Development Agreement

On October 7, 2024, the Company entered into an economic development agreement (the "Economic Development Agreement") with Midland Development Corporation ("MDC"), whereby MDC has agreed to provide certain incentives to the Company for (i) expansion of its business operations to the Midland International Air & Space Port ("KMAF"), (ii) creation and retention of primary jobs within the corporate limits of the City of Midland, and (iii) relocation of certain capital assets and equipment at the Midland International Air & Space Port. In connection with the Economic Development Agreement, the Company has a commitment to enter into certain temporary, short-term, and long-term hangar leases at KMAF, and the MDC would provide reimbursements of lease payments until a long-term hangar lease is being entered into. For the three months ended March 31, 2026 and 2025, the Company incurred short-term rent expenses of $24,000 and $40,000, respectively, in relation to the Economic Development Agreement.

During the three months ended March 31, 2026 and 2025, the Company received from MDC advances of $413,000 and $0, respectively.

For the three months ended March 31, 2026 and 2025, the Company is entitled to grant income related to reimbursement of these costs of $24,000 and $40,000. As of March 31, 2026 and December 31, 2025, the Company had a grant payable of $743,967 and $354,967, respectively.

Pending Litigation with Rick Svetkoff, former CEO and Director

On April 9, 2026, Rick Svetkoff, former CEO and Director, filed a complaint against the Company, and its board members in the 18th Judicial Circuit in Brevard County, Florida. The complaint alleges that the defendants breached fiduciary duty, deceptive business practices, and improper control and alteration of corporate records and is seeking $26 million in damages. The Company denies all of the allegations of the complaint and intends to vigorously defend itself. The amounts and outcome of the complaint cannot be determined at this time and has not been accrued for in these condensed consolidated interim financial statements for the three months ended March 31, 2026.

On February 19, 2026, Rick Svetkoff, the former CEO and Director, and Brenda Svetkoff, former Secretary and spouse of the former CEO, voluntarily resigned from the Company. On February 3, 2026 and February 17, 2026, Rick Svetkoff withdrew and transferred funds amounting to $500,000 to an account not held in the name of the Company or its subsidiaries, and $1,395,869 to Rick Svetkoff and RLB Aviation, Inc., a company controlled by Brenda Svetkoff, respectively, without approval of the Company's Board of Directors or Audit Committee. In February 2026, Rick and Brenda Svetkoff made rental payments for a residential property of $19,502 from the Company's funds without authorization. In May 2026, the Company discovered a further bank account opened in 2024 without approval of the Company's Board of Directors or Audit Committee by Rick and Brenda Svetkoff, which processed Company funds, and had $5,788 withdrawn and not returned to the Company's treasury, upon account closure in March 2025. Such amounts total to $1,921,159, which the Company intends to pursue a recovery of. As of March 31, 2026, the Company recognized amounts due from shareholder of $1,526,126 and a loss from misappropriation of assets of $395,033. The amount due from shareholder is equivalent to the balance of related party notes payable (Note 9) to Rick Svetkoff and RLB Aviation, Inc., which the Company intends to apply against the amount due from shareholder, should litigation pursuing recovery of such amounts be unsuccessful.

Aerovision Aircraft Acquisition Agreement

On October 31, 2024, the Company entered into an aircraft acquisition agreement ("Aircraft Agreement") with Aerovision LLC ("Aerovision"), pursuant to which the Company agreed to purchase from Aerovision various used aircrafts and associated spare equipment (the "Aircraft Transactions") in phases. The subject aircraft for acquisition pursuant to the Aircraft Agreement are: (i) twelve F-4 Phantom II aircraft, (ii) one MD-83 with U.S. Federal Aviation Administration ("FAA") Registration N572AA, and (iii) one DC-9 with FAA Registration N932NA. The twelve F-4 Phantom II aircraft have recently been decommissioned by the Republic of Korea Air Force, and will have to be registered with the FAA after they are imported into the United States from South Korea.

The Aircraft Agreement requires an initial deposit advance in the amount of $5,000,000 to be made no later than ten business days from the signing of the Aircraft Agreement, which has been paid from funds received from the Company's Regulation A Tier 2 Offering. The payment of the deposit is considered to constitute "Phase 1" under the Aircraft Agreement. Phase 2 will involve the payment of an additional $5,000,000 for the acquisition of eight of the twelve F-4 Phantom II aircraft. Such payment is due no later than December 15, 2024. Phase 3 will involve the payment of an additional $5,000,000 for the acquisition of the final four F-4 Phantom II aircraft. Such payment is due no later than March 15, 2025. Phase 4 shall involve the payment of an additional $5,000,000 for the acquisition of the MD-83 aircraft with FAA Registration N572AA, and the DC-9 aircraft with FAA Registration N932NA. The parties are to use their reasonable best efforts to complete Phase 4 by April 15, 2025. This agreement has subsequently been amended.

On January 28, 2025, the Company and Aerovision verbally agreed to amend the Aircraft Agreement regarding the Aircraft Transactions, pursuant to which: (i) the Company may elect not to proceed with Phase 3 and/or Phase 4; (ii) the initial deposit advance of $5,000,000 is broken down into two payments of $2,500,000 each, with the first payment to be made on or before January 31, 2025 (which has been paid on January 24, 2025), and the second payment to be made within 10 days of Aerovision executing a binding agreement to acquire a minimum of eight F-4 Phantom II aircraft from an alternative supplier(s) (which has been paid on March 3, 2025); (iii) the due date for payment associated with Phase 2 is amended to be within five days of Aerovision providing confirmation of shipping of the F-4 Phantom II aircraft to the Company from the point of origin; (iv) the due date for payment associated with Phase 3, if Starfighters International elected to proceed, is amended to be October 31, 2025; (v) the due date for payment associated with Phase 4, if Starfighters International elected to proceed, is amended to be January 31, 2026.

If all four phases of the Aircraft Agreement are completed, the total cost of the agreement will be $20,000,000. As of March 31, 2026, the Company has made deposits to Aerovision totalling $5,150,000 (December 31, 2025 - $5,150,000).

As of March 31, 2026, Aerovision has not provided any information as to the availability of any of the F-4 Phantom II aircraft contemplated to be purchased by the Company, and all recent attempts by the Company to contact Aerovision have been unsuccessful. The Company is currently reviewing what remedies might be available under the Aircraft Agreement.

In considering the recoverability of the deposits to Aerovision, the Company considered the lack of communication from Aerovision as an impairment indicator, as analogized from ASC 360-10-35, and applied the recognition and measurement framework in ASC 450-20-25 to evaluate whether a loss was probable and estimable as of March 31, 2026, in relation to the probability of recoverability.

The Company considered the following factors:

  it is unclear whether the lack of communication will be temporary or a persistent pattern;
  there was previous apparent progress in sourcing appropriate aircraft for purchase demonstrated to the Company;
  the Company is in early stages in regard to consideration of available remedies and yet to initiate legal proceedings as of March 31, 2026;
  the Company has a valid legal claim to the amounts given Aerovision has yet to deliver consideration as agreed upon in the Aircraft Agreement in relation to the deposits made by the Company; and, no other information came to the attention of the Company indicating Aerovision was unable to perform.

The Company concluded that it was reasonably possible, but not probable, that the deposit may be impaired, based on information available as of the date of issuance of these financial statements, as such, an impairment was not recognized as of March 31, 2026. The Company will revisit this assessment each subsequent reporting period as new facts and information become available.

Pending Litigation with Mountain CI Holdings Ltd.

On April 17, 2026, Mountain CI Holdings Ltd. filed a complaint against the Starfighters, Inc., a subsidiary of the Company, in the 18th Judicial Circuit in Brevard County, Florida. The plaintiff is seeking $610,000 for monies allegedly lent to Starfighters, Inc. in 2014 - 2021 which remained unpaid. The Company denies all of the allegations of the complaint and intends to vigorously defend itself. The outcome of the complaint cannot be determined at this time and has not been accrued for in these condensed consolidated interim financial statements for the three months ended March 31, 2026.

Flagship Bank Account Restrictions

Due to ongoing dispute and a legal complaint filed by Rick Svetkoff, former CEO and Director, on April 9, 2026, Flagship Bank has placed restrictions on all accounts held by Starfighters International, Inc., a Florida subsidiary of the Company. As such, the Company reports cash of $684,758, and short-term investments of $503,286, as restricted as of March 31, 2026.

Regions Bank Account Restrictions

Due to ongoing dispute with Rick Svetkoff, former CEO and Director, over the control of bank accounts, Regions Bank has formally notified the Company on May 15, 2026, that it has placed restrictions on all accounts held by Starfighters International, Inc., a Texas subsidiary of the Company. As such, the Company reports cash of $539 and short-term investments of $209,993, as restricted as of March 31, 2026.

11. COMMITMENTS AND CONTINGENCIES

Issuance of option to consultant and officer

On September 1, 2023, the Company entered into an agreement with a consultant. Under the agreement, the Company was obligated to issue 100,000 options. Both the Company and the consultant have agreed to delay issuance of these options until an Offering price has been established as part of an initial public offering or other public offering ("Offering Price").

The agreement also calls for 150,000 contingent Options, subject to future approval by the Board of Directors, with an exercise price equal to the Offering Price.

On August 12, 2025, the Company granted 100,000 restricted stock units (note 8), with a fair value of $359,000, to the consultant in satisfaction of the original obligation to issue 100,000 options.

On January 1, 2024, the Company entered into an agreement with the Chief Financial Officer (the "CFO"). Under the agreement, the Company was obligated to issue 100,000 options. Both the Company and the CFO have agreed to delay issuance of these options until an Offering price has been established as part of an initial public offering or other public offering ("Offering Price").

The agreement also calls for 150,000 contingent Options, subject to future approval by the Board of Directors, with an exercise price equal to the Offering Price.

On August 12, 2025, the Company granted 750,000 restricted stock units (note 8), with a fair value of $2,692,500, to the CFO in satisfaction of the all obligations of issuance of the 250,000 options.

Midland Economic Development Agreement

On October 7, 2024, the Company entered into an economic development agreement (the "Economic Development Agreement") with Midland Development Corporation ("MDC"), whereby MDC has agreed to provide certain incentives to the Company for (i) expansion of its business operations to the Midland International Air & Space Port ("KMAF"), (ii) creation and retention of primary jobs within the corporate limits of the City of Midland, and (iii) relocation of certain capital assets and equipment at the Midland International Air & Space Port. In connection with the Economic Development Agreement, the Company has a commitment to enter into certain temporary, short-term, and long-term hangar leases at KMAF, and the MDC would provide reimbursements of lease payments until a long-term hangar lease is being entered into. For the year ended December 31, 2025, the Company incurred short-term rent expenses of $112,000 and relocation costs of $51,723 in relation to the Economic Development Agreement.

For the year ended December 31, 2025, the Company is entitled to grant income related to reimbursement of these costs of $163,723. As of December 31, 2025 and December 31, 2024, the Company had a grant payable of $354,967 and $0, respectively.

Aerovision Aircraft Acquisition Agreement

On October 31, 2024, the Company entered into an aircraft acquisition agreement ("Aircraft Agreement") with Aerovision LLC ("Aerovision"), pursuant to which the Company agreed to purchase from Aerovision various used aircrafts and associated spare equipment (the "Aircraft Transactions") in phases. The subject aircraft for acquisition pursuant to the Aircraft Agreement are: (i) twelve F-4 Phantom II aircraft, (ii) one MD-83 with U.S. Federal Aviation Administration ("FAA") Registration N572AA, and (iii) one DC-9 with FAA Registration N932NA. The twelve F-4 Phantom II aircraft have recently been decommissioned by the Republic of Korea Air Force, and will have to be registered with the FAA after they are imported into the United States from South Korea.

The Aircraft Agreement requires an initial deposit advance in the amount of $5,000,000 to be made no later than ten business days from the signing of the Aircraft Agreement, which has been paid from funds received from the Company's Regulation A Tier 2 Offering. The payment of the deposit is considered to constitute "Phase 1" under the Aircraft Agreement. Phase 2 will involve the payment of an additional $5,000,000 for the acquisition of eight of the twelve F-4 Phantom II aircraft. Such payment is due no later than December 15, 2024. Phase 3 will involve the payment of an additional $5,000,000 for the acquisition of the final four F-4 Phantom II aircraft. Such payment is due no later than March 15, 2025. Phase 4 shall involve the payment of an additional $5,000,000 for the acquisition of the MD-83 aircraft with FAA Registration N572AA, and the DC-9 aircraft with FAA Registration N932NA. The parties are to use their reasonable best efforts to complete Phase 4 by April 15, 2025. This agreement has subsequently been amended.

On January 28, 2025, the Company and Aerovision verbally agreed to amend the Aircraft Agreement regarding the Aircraft Transactions, pursuant to which: (i) the Company may elect not to proceed with Phase 3 and/or Phase 4; (ii) the initial deposit advance of $5,000,000 is broken down into two payments of $2,500,000 each, with the first payment to be made on or before January 31, 2025 (which has been paid on January 24, 2025), and the second payment to be made within 10 days of Aerovision executing a binding agreement to acquire a minimum of eight F-4 Phantom II aircraft from an alternative supplier(s) (which has been paid on March 3, 2025); (iii) the due date for payment associated with Phase 2 is amended to be within five days of Aerovision providing confirmation of shipping of the F-4 Phantom II aircraft to the Company from the point of origin; (iv) the due date for payment associated with Phase 3, if Starfighters International elected to proceed, is amended to be October 31, 2025; (v) the due date for payment associated with Phase 4, if Starfighters International elected to proceed, is amended to be January 31, 2026.

If all four phases of the Aircraft Agreement are completed, the total cost of the agreement will be $20,000,000. As of December 31, 2025, the Company has made deposits to Aerovision totaling $5,150,000 (December 31, 2024 - $150,000).